Shareholder Report, Line Graph And Average Annual Return (Details) - BNY Mellon Select Managers Small Cap Growth Fund - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A - DSGAX
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Account Value		$ 19,943	$ 19,943	$ 19,943	$ 17,223	$ 18,110	$ 22,717	$ 14,924	$ 13,923	$ 14,370	$ 11,400	$ 9,481	$ 10,773	$ 9,425
Average Annual Return, Percent		9.13%	6.19%	7.14%
Class A - DSGAX | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		15.79%	7.45%	7.78%
Class C - DSGCX
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 19,639	$ 19,639	$ 19,639	17,086	18,115	22,884	15,156	14,243	14,792	11,823	9,911	11,349	10,000
Average Annual Return, Percent		13.94% [1]	6.64%	6.98%
Class C - DSGCX | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		14.94%	6.64%	6.98%
Class I - DSGIX
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 21,762	$ 21,762	$ 21,762	18,741	19,674	24,595	16,114	14,987	15,431	12,206	10,126	11,469	10,000
Average Annual Return, Percent		16.12%	7.75%	8.09%
Class Y - DSGYX
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Account Value		$ 2,185,415	$ 2,185,415	$ 2,185,415	1,880,574	1,972,078	2,465,097	1,614,023	1,500,579	1,544,441	1,221,288	1,012,677	1,146,600	1,000,000
Average Annual Return, Percent		16.21%	7.81%	8.13%
Russell 3000® Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[3]	Russell 3000® Index (broad-based index)
Account Value		$ 31,295	$ 31,295	$ 31,295	24,529	24,041	24,960	17,344	15,561	15,181	13,194	11,211	11,186	10,000
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Account Value		$ 21,705	$ 21,705	$ 21,705	$ 18,335	$ 17,856	$ 24,036	$ 16,009	$ 14,917	$ 16,019	$ 12,807	$ 10,698	$ 11,773	$ 10,000
Average Annual Return, Percent		18.38%	7.79%	8.06%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of May 31, 2024.

[3]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of May 31, 2024.